12. BORROWED FUNDS FROM CERAVEST INVESTORS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Third Party Borrowings Details 1
CeraVest Fixed, Weighted Average Interest Rate	8.49%	8.33%
CeraVest Flex, Weighted Average Interest Rate	8.03%	8.03%
Borrowed Funds CeraVest Fixed, Maturities	January 2017 to June 2017
CeraVest Fixed	$ 101,645	$ 97,392
CeraVest Flex	335,949	105,333
Total	$ 437,594	$ 202,725